SHARE-BASED AWARDS (Schedule of Share-Based Compensation Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SHARE-BASED AWARDS
Share-based compensation	¥ (5,919)	$ (858)	¥ 14,680	¥ 20,621
General and Administrative Expense [Member]
SHARE-BASED AWARDS
Share-based compensation	(6,424)	(931)	12,565	17,553
Selling Expenses [Member]
SHARE-BASED AWARDS
Share-based compensation	¥ 505	$ 73	¥ 2,115	¥ 3,068